Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,360
Ending balance	12,358	$ 14,598
Impairment of intangible assets	1,868	0
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,964	14,844
Additions	19	1,115
Disposals	(53)
Exchange differences	2	(17)
Ending balance	15,932	15,942
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,604)	(1,262)
Disposals	53
Exchange differences		6
Amortisation, intangible assets other than goodwill	(155)	(88)
Ending balance	(3,574)	(1,344)
Impairment of intangible assets	(1,868)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	10,517	12,611
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,680	12,985
Additions	0	695
Disposals	0
Exchange differences	0	0
Ending balance	13,680	13,680
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,295)	(1,069)
Disposals	0
Exchange differences		0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(3,163)	(1,069)
Impairment of intangible assets	(1,868)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	0	954
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	631
Additions	0	323
Disposals	0
Exchange differences	0	0
Ending balance	0	954
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Disposals	0
Exchange differences
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Impairment of intangible assets	0
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	896	0
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	954	0
Additions	0	0
Disposals	0
Exchange differences	0	0
Ending balance	954	0
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Disposals	0
Exchange differences		0
Amortisation, intangible assets other than goodwill	(58)	0
Ending balance	(58)	0
Impairment of intangible assets	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	870	946
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	1,052
Additions	0	0
Disposals	0
Exchange differences	0	0
Ending balance	1,052	1,052
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(125)	(50)
Disposals	0
Exchange differences		0
Amortisation, intangible assets other than goodwill	(57)	(56)
Ending balance	(182)	(106)
Impairment of intangible assets	0
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	75	87
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	278	176
Additions	19	97
Disposals	(53)
Exchange differences	2	(17)
Ending balance	246	256
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(184)	(143)
Disposals	53
Exchange differences		6
Amortisation, intangible assets other than goodwill	(40)	(32)
Ending balance	(171)	$ (169)
Impairment of intangible assets	$ 0